Premises And Equipment, Net	12 Months Ended
Sep. 30, 2013
Premises And Equipment, Net [Abstract]
Premises And Equipment, Net

5. PREMISES AND EQUIPMENT,  Net

A summary of the net carrying value of banking premises and equipment at September 30, 2013 and 2012 is as follows:

	2013	2012
	(Dollars in thousands)
Land	$11,029	$9,337
Building and improvements	73,199	63,684
Furniture, fixtures and equipment	43,268	41,304
	127,496	114,325
Less accumulated depreciation	57,384	56,559
	$70,112	$57,766

Depreciation and amortization expense for the years ended September 30, 2013, 2012, and 2011 was $5.4 million, $5.0 million, and $4.4 million, respectively.

The Bank has entered into non-cancelable operating lease agreements with respect to banking premises and equipment.  It is expected that many agreements will be renewed at expiration in the normal course of business. Rental expense was $1.2 million for the year ended September 30, 2013, and  $1.3 million for each of the years ended September 30, 2012 and 2011.

As of September 30, 2013, future minimum rental commitments, rounded to the nearest thousand, required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year were as follows (dollars in thousands):

2014	$978
2015	798
2016	714
2017	683
2018	690
Thereafter	4,407
$8,270